Commitments and Contingencies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Non-environmental legal accrual	$ 4,000,000	$ 3,000,000	$ 3,000,000
Accrual for Environmental Loss Contingencies	$ 12,000,000	13,000,000
Estimated Litigation Liability				$ 5,000,000	$ 4,000,000
Waterford, NY site [Domain]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies		$ 8,000,000
Accrual for Environmental Loss Contingencies, Discount Rate	3.00%	3.00%
Accrual for Environmental Loss Contingencies, Payment Period	50 years	50 years
Site Contingency, Accrual, Undiscounted Amount	$ 17,000,000	$ 17,000,000
Accrual for Environmental Loss Contingencies, Undiscounted, Due in Next Five Years	$ 2,000,000	$ 2,000,000